Expense Example - Class A Class C and Institutional Class - Government Long Bond 1.2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	603	875	1,168	2,000	309	650	1,117	2,409